Equity (Details) - Stock Options [Member] - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options Outstanding shares, Beginning	4,977	3,697
Options Outstanding, Options granted	5,410	1,988
Options Outstanding, Exercised	(810)	(276)
Options Outstanding, Forfeited	(653)	(432)
Options Outstanding shares, Ending	8,924	4,977
Weighted Average Grant Date Fair Value, Options granted	4 years 9 months 3 days	1 year 5 months 12 days
Weighted Average Exercise Price, Beginning	$ 3.07	$ 4.05
Weighted Average Exercise Price, Options granted	7.47	2.47
Weighted Average Exercise Price, Exercised	1.77	1.59
Weighted Average Exercise Price, Forfeited	6.24	2.86
Weighted Average Exercise Price, Ending	$ 4.64	$ 3.07
Options Exercisable, Beginning	2,965	2,833
Options Exercisable, Ending	3,036	2,965
Weighted Average Exercise Price Options Exercisable, Beginning	$ 3.47	$ 4.12
Weighted Average Exercise Price Options Exercisable,Ending	$ 3.93	$ 3.47